ACCOUNTS RECEIVABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivables consisted of the following as of March 31,2022, March 31, 2021 and December 31, 2021 and December 31, 2020

	As of March 31, 2022	As of March 31, 2021	As of December 31, 2021	As of December 31, 2020
Accounts receivables	$-	$10,946	$-	$534
Total accounts receivables	$-	$10,946	$-	$534

Accounts receivable consisted of the following as of December 31,2021 and December 31, 2020.

	As of December 31, 2021	As of December 31, 2020
Accounts receivable	$-	$534
Total accounts receivable	$-	$534